Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance Impact On Balance Sheet
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2022	2021
	(in thousands)
Reinsurance recoverables(1)	$37,096,562	$40,444,196
Policy loans	(1,011,112)	(156,749)
Deferred policy acquisition costs(1)	(3,343,270)	(2,677,100)
Deferred sales inducements(1)	(38,146)	(41,346)
Market risk benefit assets(1)	543,177	1,003,121
Other assets(1)(2)	1,146,794	1,092,302
Policyholders’ account balances(1)(2)	7,157,639	14,392,479
Future policy benefits(1)	6,320,863	5,823,285
Market risk benefit liabilities(1)	120,916	96,637
Other liabilities(1)(2)	2,891,433	1,708,624
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Prior period has been reclassified to conform to the current period presentation to include reinsurance agreements using the deposit method of accounting.

Unaffiliated reinsurance amounts included in the table above and in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

	2022	2021(1)
	(in thousands)
Deferred policy acquisition costs(2)	$111,379	$0
Market risk benefit assets(2)	64,738	134,311
Other assets	1,034,000	497,050
Policyholders' account balances(2)	2,771,961	0
Future policy benefits	0	9
Market risk benefit liabilities(2)	40,731	24,741
Other liabilities	820,185	467,203
(1)Prior period has been reclassified to conform to the current period presentation.
(2)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Reinsurance Recoverables By Counterparty
Reinsurance recoverables by counterparty as of December 31, were as follows:

	2022	2021
	(in thousands)
PAR U(1)	$15,051,337	$14,314,640
PALAC(1)(2)	0	6,961,542
PURC(1)	6,928,950	6,557,937
PARCC(1)	2,437,589	2,736,429
GUL Re(1)	3,124,697	2,898,472
PAR Term(1)	2,040,599	2,463,381
Prudential Insurance(1)	986,013	1,259,013
Term Re(1)	1,830,197	2,304,710
Lotus Re(1)	1,952,215	32,039
DART(1)	578,462	767,892
Unaffiliated(1)(2)	2,166,503	148,141
Total reinsurance recoverables(1)	$37,096,562	$40,444,196
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Due to the sale of PALAC on April 1, 2022 the reinsurance recoverable balance has become unaffiliated.

Reinsurance Impact On Income Statement
Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021	2020
	(in thousands)
Premiums:
Direct(1)	$1,868,709	$1,903,865	$1,923,708
Assumed	776	162	184
Ceded(1)	(1,604,277)	(1,719,569)	(1,831,716)
Net premiums(1)	265,208	184,458	92,176
Policy charges and fee income:
Direct(1)	3,034,193	3,348,259	3,491,735
Assumed(1)	594,622	565,814	587,466
Ceded(1)	(2,398,214)	(2,613,978)	(3,454,881)
Net policy charges and fee income(1)	1,230,601	1,300,095	624,320
Net investment income:
Direct	920,674	555,404	372,822
Assumed	1,513	1,049	1,579
Ceded	(38,186)	(6,218)	(7,051)
Net investment income	884,001	550,235	367,350
Asset administration fees:
Direct	351,600	403,359	360,438
Assumed	0	0	0
Ceded	(67,418)	(201,182)	(341,300)
Net asset administration fees	284,182	202,177	19,138
Other income (loss):
Direct	(731,796)	227,035	78,445
Assumed	271	(66)	(1)
Ceded(1)	80,056	35,451	165
Amortization of reinsurance income(1)	0	0	4,647
Net other income(1)	(651,469)	262,420	83,256

Realized investment gains (losses), net:
Direct(1)(2)	497,016	(388,914)	(3,593,799)
Assumed(1)(2)	(244,000)	12,592	0
Ceded(1)(2)	83,366	(10,572)	3,530,823
Realized investment gains (losses), net(1)	336,382	(386,894)	(62,976)
Change in value of market risk benefits, net of related hedging gain (loss):
Direct(1)	(181,260)	9,096,963	0
Ceded(1)	(519,321)	(13,319,493)	0
Net change in value of market risk benefits, net of related hedging gain (loss)(1)	(700,581)	(4,222,530)	0
Policyholders’ benefits (including change in reserves):
Direct(1)	3,362,353	3,215,531	3,584,011
Assumed(1)	1,107,436	905,325	1,055,277
Ceded(1)	(4,011,416)	(4,038,146)	(4,341,139)
Net policyholders’ benefits (including change in reserves)(1)	458,373	82,710	298,149
Change in estimates of liability for future policy benefits:
Direct(1)	1,716,983	99,202	0
Assumed(1)	679,863	(16,166)	0
Ceded(1)	(2,341,747)	(56,028)	0
Net change in estimates of liability for future policy benefits(1)	55,099	27,008	0
Interest credited to policyholders’ account balances:
Direct(1)	805,411	525,038	536,886
Assumed	74,402	138,202	136,153
Ceded(1)	(434,598)	(814,629)	(439,664)
Net interest credited to policyholders’ account balances(1)	445,215	(151,389)	233,375
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(1)	(150,374)	(2,195,677)	(1,589,113)
(1)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Prior period has been reclassified to conform to the current period presentation to include reinsurance agreements using the deposit method of accounting.
Unaffiliated reinsurance assumed and ceded amounts included in the table above and in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021(1)	2020(1)
	(in thousands)
Premiums:
Assumed(2)	$149	$162	$184
Ceded(2)	(42,721)	(26,143)	(10,526)

Policy charges and fee income:
Assumed	2,113	0	0
Ceded	(81,781)	(65,451)	(53,871)

Net investment income:
Ceded	10,802	687	0

Other income (loss):
Assumed	270	(68)	1
Ceded(2)	3,243	0	0

Realized investment gains (losses), net:
Assumed(2)	778,620	0	0
Ceded(2)	82,386	80,540	73,108

Change in value of market risk benefits, net of related hedging gain (loss):
Ceded(2)	(120,663)	(130,654)	0

Policyholders' benefits (including change in reserves):
Assumed	2,566	429	949
Ceded(2)	(94,402)	(186,927)	(69,720)

Change in estimates of liability for future policy benefits:
Ceded(2)	(6,824)	0	0

Interest credited to policyholders' account balances:
Assumed	(95,285)	0	0
(1)Prior period has been reclassified to conform to the current period presentation.
(2)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Gross And Net Life Insurance In Force
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2022	2021	2020
	(in thousands)
Direct gross life insurance face amount in force	$1,093,610,227	$1,079,382,740	$1,045,775,819
Assumed gross life insurance face amount in force	36,668,045	37,822,851	38,818,752
Reinsurance ceded	(1,009,571,304)	(992,635,327)	(986,701,914)
Net life insurance face amount in force	$120,706,968	$124,570,264	$97,892,657